Note 21 - Income Tax	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
21.	Income tax

Income tax differs from the amounts that would be obtained by applying the Canadian federal statutory corporate income tax rate to the respective year’s earnings before income tax. Differences result from the following items:

	Year ended December 31,
	2025		2024

Income tax expense applying a statutory rate of 15% (2024 - 15%)	$45,706	15.0%	$46,667	15.0%
Canadian provincial income taxes	(6,811)	(2.2)	(2,650)	(0.9)
Foreign tax effects
United States
Tax rate differential	12,406	4.1	9,378	3.0
State and local income tax, net of federal income tax effect	11,053	3.6	9,474	3.0
Changes in valuation allowance	418	0.1	-	-
Tax effect of flow through entities	(5,359)	(1.8)	(5,582)	(1.8)
Other	3,030	1.0	634	0.2
United Kingdom
Tax rate differential	4,191	1.4	7,281	2.3
Acquisition related contingent consideration	(4,353)	(1.4)	(12,406)	(4.0)
Other	(545)	(0.2)	1,568	0.5
Australia
Tax rate differential	6,144	2.0	6,317	2.0
Other	118	-	403	0.1
Italy
Tax rate differential	1,762	0.6	1,079	0.3
State, local income tax and other	1,942	0.6	1,365	0.4
Other foreign jurisdictions
Tax rate differential	990	0.3	933	0.3
State, local income tax and other	3,340	1.2	4,057	1.7
Withholding taxes	1,878	0.6	1,480	0.5
Changes in valuation allowance	2,655	0.9	4,493	1.4
Changes in valuation allowances	1,251	0.4	121	-
Loss on disposal of operations	(1,977)	(0.6)	75	-
Nontaxable or nondeductible items	1,791	0.6	1,861	0.6
Changes in unrecognized tax benefits	718	0.2	(1,842)	(0.6)
Other adjustments	(194)	(0.1)	(529)	(0.2)

Income tax expense	$80,154	26.3%	$74,177	23.8%

Note: The Canadian federal statutory corporate income tax rate is 15%, which is derived from the 38% Part I federal tax rate, net of the 10% federal tax abatement and the 13% general rate reduction. Taxes in the province of Ontario made up more than 50% of the Canadian provincial income taxes.

Earnings (loss) before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2025	2024
Canada	$(57,594)	$(34,547)
United States	229,980	186,787
Foreign	132,321	158,873
Total	$304,707	$311,113

Income tax expense (recovery) comprises the following:

		Year ended December 31,
		2025	2024
Current
Canada	Federal	$4,566	$2,975
	Provincial	3,274	2,068
United States		42,738	53,572
Foreign		45,622	46,107
		96,200	104,722
Deferred
Canada	Federal	(12,769)	(7,267)
	Provincial	(9,646)	(5,527)
United States		14,277	(11,319)
Foreign		(7,908)	(6,432)
		(16,046)	(30,545)
Total		$80,154	$74,177

Income taxes paid in 2025 (net of refunds received) comprises the following:

Canada
	Federal	$7,974	$2,084
	Ontario	2,940	464
	Other provinces	3,014	1,039
Foreign
	United States	49,957	28,200
	Australia	14,638	10,604
	United Kingdom	9,762	4,933
	Italy	5,800	5,307
	India	2,807	4,446
	Japan	1,951	3,017
	New Zealand	1,046	2,454
	Mexico	603	2,526
	France	(33)	(2,987)
	Other jurisdictions	10,404	8,258
Total		$110,863	$70,345

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2025	2024

Loss carryforwards and other credits	$51,587	$34,366
Interest expense carryforward	31,037	23,995
Expenses not currently deductible	64,820	58,664
Revenue not currently taxable	(1,640)	(850)
Stock-based compensation	24,366	16,260
Investments	(33,072)	(14,648)
Provision for doubtful accounts	12,822	11,963
Financing fees	(158)	(149)
Net unrealized foreign exchange losses	(283)	1,252
Depreciation and amortization	(132,969)	(120,563)
Operating leases	14,150	14,685
Less: valuation allowance	(27,799)	(24,176)
Net deferred tax assets	$2,861	$799

As at December 31, 2025, the Company believes that it is more likely than not that its net deferred tax assets of $93,857 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2025	2024	2025	2024	2025	2024

Canada	$26,143	$14,550	$335	$168	$25,808	$14,382
United States	46,504	17,515	-	932	46,504	16,583
Foreign	98,752	93,654	72,243	66,777	26,509	26,877

The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2025	2024	2025	2024	2025	2024

Canada	$10,876	$1,620	$6,933	$1,620	$3,943	$-
United States	2,271	-	2,271	-	-	-
Foreign	5,948	5,516	5,948	5,516	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carryforward balances attributable to Canada begin to expire in 2036. NOL carryforward balances attributable to the United States begin to expire in 2041. Foreign NOL carryforward balances begin to expire in 2026. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

The Company has not provided a deferred tax liability on the unremitted foreign earnings as management intends to permanently reinvest such earnings outside of Canada. Due to the complexity of the Company’s global legal entity structure and the diversity of applicable foreign tax regimes, it is not practical to estimate the amount of unrecognized deferred tax liability. The Companies also believes that any future repatriation of such earnings would not result in material Canadian or foreign tax consequences.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2025	2024
Balance, January 1	$1,608	$3,523
Gross increases for tax positions of current period	784	331
Gross increases for tax positions of prior periods	442	14
Reduction for settlements with taxing authorities	(508)	(950)
Reduction for lapses in applicable statutes of limitations	-	(1,237)
Foreign currency translation	7	(73)
Balance, December 31	$2,333	$1,608

Of the $2,333 (2024 - $1,608) in gross unrecognized tax benefits, $2,333 (2024 - $1,608) would affect the Company’s effective tax rate if recognized. For 2025, additional interest and penalties of $44 related to uncertain tax positions was accrued (2024 - $11). The Company reversed $93 of accrued interest and penalties related to positions lapsed in applicable statute of limitations in 2025 (2024 - $726). As of December 31, 2025, the Company had accrued $90 (2024 - $139) for potential income tax related interest and penalties.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.